Selected Operating Expenses and Additional Information (Tables)	12 Months Ended
Dec. 31, 2015
Compensation Related Costs [Abstract]
Personnel Expenses for All Payroll Employees
Personnel expenses for all payroll employees were:

Year ended December 31	2013	2014	2015
(in thousands)	EUR	EUR	EUR
Wages and salaries	835,563	985,883	1,165,433
Social security expenses	69,839	81,721	92,910
Pension and retirement expenses	60,275	71,316	79,717
Share-based payments	52,371	63,380	59,070
Personnel expenses	1,018,048	1,202,300	1,397,130

Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector
The total number of payroll and temporary employees in FTEs per sector was:

As of December 31	2013	2014	2015
Customer Support	2,949	3,289	3,607
SG&A	1,098	1,240	1,380
Industrial Engineering [1]	785	—	—
Manufacturing & Logistics	3,658	3,846	3,833
R&D	4,735	5,697	5,861
Total employees (in FTEs)	13,225	14,072	14,681
Less: Temporary employees (in FTEs)	2,865	2,754	2,513
Payroll employees (in FTEs)	10,360	11,318	12,168

1.	As of January 1, 2014, our industrial engineering department has been incorporated into R&D.